EMPLOYEE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
c.	The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	2	4	16
Research and development expenses	61	54	114
Selling and marketing expenses	75	92	82
General and administrative expenses	1,326	4,473	4,708

Total stock-based compensation expense	1,464	4,623	4,920

Magic Software Enterprises Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Magic:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Magic:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	1,355,879	$2.31	6.46	$3,416
Granted	-	-
Exercised	(136,708)	$2.53
Expired and forfeited	(61,786)	$2.13

Outstanding at December 31, 2012	1,157,385	$2.74	5.87	$2,298

Exercisable at December 31, 2012	791,797	$2.54	4.86	$1,738
Vested and expected to vest at December 31, 2012	1,117,531	$2.70	5.77	$2,261

Sapiens [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Sapiens:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Sapiens:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	5,187,146	$1.97	4.56	$9,405
Granted	432,805	3.84
Exercised	(1,244,679)	$1.68
Expired and forfeited	(154,463)	$2.5

Outstanding at December 31, 2012	4,220,809	$2.21	3.91	$7,562

Exercisable at December 31, 2012	2,954,488	$1.88	3.35	$6,265

Matrix It Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Matrix:

The following table is a summary of employee option activity as of December 31, 2012, and changes during the year ended December 31, 2012, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	2,191,665	$4.57	3.73	$1,162
Granted	-	-
Exercised	(91,665)	$0.33
Expired and forfeited	-	$-

Outstanding at December 31, 2012	2,100,00	$3.85	2.8	$976

Exercisable at December 31, 2012	-	$-	-	-